Segmented Information - Summary of Results by Geographic Location (Detail) - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017
Disclosure of geographical areas [line items]
Total revenue		$ 41,065	$ 38,892	$ 36,202
Income before income taxes		13,229	13,773	12,321
Net income	[1]	11,686	11,334	10,517
Total assets		1,415,290	1,334,903	1,278,995
Canada [member]
Disclosure of geographical areas [line items]
Total revenue		23,599	23,332	20,911
Income before income taxes		7,237	8,886	7,250
Net income		5,208	6,523	5,660
Total assets		769,314	713,677	648,924
United States [member]
Disclosure of geographical areas [line items]
Total revenue		15,557	13,751	13,371
Income before income taxes		4,827	3,768	3,677
Net income		4,180	2,993	3,075
Total assets		524,397	514,263	515,478
Other international [member]
Disclosure of geographical areas [line items]
Total revenue		1,909	1,809	1,920
Income before income taxes		1,165	1,119	1,394
Net income		2,298	1,818	1,782
Total assets		$ 121,579	$ 106,963	$ 114,593

[1]	The amounts are net of income tax provisions (recoveries) presented in the following table.